Consolidated statement of changes in equity - BRL (R$) R$ in Thousands		Total	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Accumulated other comprehensive income (loss) [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2019		R$ 16,240,481	R$ 5,328		R$ 887,165	R$ (805,471)	R$ 5,314,843	R$ 5,401,865	R$ 10,838,616
Profit for the year		1,488,294					859,482	859,482	628,812
Other comprehensive income
Gain (loss) on cash flow hedge		(526,099)				(345,185)		(345,185)	(180,914)
Foreign currency translation differences		(42,767)				(373,135)		(373,135)	330,368
Actuarial gain (loss) on defined benefit plan		(36,813)				(421)		(421)	(36,392)
Change in fair value of financial assets		278				185		185	93
Total comprehensive income for the year		882,893				(718,556)	859,482	140,926	741,967
Transactions with owners of the Company Contributions and distributions
Capital increase (Notes 1.3 and 16)		6,666							6,666
Dividends - non-controlling interests		(1,374)			(15,951)			(15,951)	14,577
Dividends		(1,514,114)					(1,402,899)	(1,402,899)	(111,215)
Disposal of treasury shares		1,251,014			1,244,638			1,244,638	6,376
Share based payments		272,692			272,692			272,692
Total contributions and distributions		14,884			1,501,379		(1,402,899)	98,480	(83,596)
Changes in ownership interests
Change of shareholding interest in subsidiary		3,680,609			(381,188)			(381,188)	4,061,797
Total changes in ownership interests		3,680,609			(381,188)			(381,188)	4,061,797
Total transactions with owners of the Company		3,695,493			1,120,191		(1,402,899)	(282,708)	3,978,201
Ending balance at Dec. 31, 2020		20,818,867	5,328		2,007,356	(1,524,027)	4,771,426	5,260,083	15,558,784
Profit for the year		6,696,460					6,312,140	6,312,140	384,320
Other comprehensive income
Gain (loss) on cash flow hedge		(601,415)				(437,995)		(437,995)	(163,420)
Foreign currency translation differences		89,848				14,017		14,017	75,831
Actuarial gain (loss) on defined benefit plan		41,832				41,959		41,959	(127)
Change in fair value of financial assets		2,269				2,639		2,639	(370)
Total comprehensive income for the year		6,228,994				(379,380)	6,312,140	5,932,760	296,234
Transactions with owners of the Company Contributions and distributions
Capital increase (Notes 1.3 and 16)		2,252,306							2,252,306
Dividends - non-controlling interests		(2,493)			(2,493)			(2,493)
Dividends		(2,031,301)					(1,866,393)	(1,866,393)	(164,908)
Business Combination (Note 8.3)		2,115,554							2,115,554
Disposal of treasury shares		3,650		R$ 496,741	3,825		(496,916)	3,650
Share based payments		(2,719)		18,136	(36,708)			(18,572)	15,853
Total contributions and distributions		2,334,997		514,877	(35,376)		(2,363,309)	(1,883,808)	4,218,805
Changes in ownership interests
Change of shareholding interest in subsidiary		(512,836)			1,322,716			1,322,716	(1,835,552)
Total changes in ownership interests		(512,836)			1,322,716			1,322,716	(1,835,552)
Total transactions with owners of the Company		1,822,161		514,877	1,287,340		(2,363,309)	(561,092)	2,383,253
Predecessor adjustments	[1]		6,360,525	(583,941)	(4,984,931)	1,381,798	1,935,735	4,109,186	(4,109,186)
Ending balance at Dec. 31, 2021		28,870,022	6,365,853	(69,064)	(1,690,235)	(521,609)	10,655,992	14,740,937	14,129,085
Profit for the year		2,820,875					1,176,032	1,176,032	1,644,843
Other comprehensive income
Gain (loss) on cash flow hedge		723				58		58	665
Foreign currency translation differences		917,548				1,032,232		1,032,232	(114,684)
Actuarial gain (loss) on defined benefit plan		53,018				45,721		45,721	7,297
Change in fair value of financial assets		22,395				11,144		11,144	11,251
Total comprehensive income for the year		3,814,559				1,089,155	1,176,032	2,265,187	1,549,372
Transactions with owners of the Company Contributions and distributions
Capital increase (Notes 1.3 and 16)		7,889,251	2,036,691				(2,036,691)		7,889,251
Dividends		(1,237,779)					(325,044)	(325,044)	(912,735)
Business Combination (Note 8.3)		10,062,503							10,062,503
Employee share schemes – value of employee services		62,394			55,391			55,391	7,003
Sale of treasury shares (Note 16)		2,370		1,752	618			2,370
Acquisition of treasury shares (Note 16)		(59,506)		(59,506)				(59,506)
Share based payments		(5,616)		19,678	(30,930)			(11,252)	5,636
Total contributions and distributions		16,713,617	2,036,691	(38,076)	25,079		(2,361,735)	(338,041)	17,051,658
Changes in ownership interests
Acquisition of non-controlling interest		(1,092,374)							(1,092,374)
Change of shareholding interest in subsidiary		(136,425)			3,985,084			3,985,084	(4,121,509)
Total changes in ownership interests		(1,228,799)			3,985,084			3,985,084	(5,213,883)
Total transactions with owners of the Company		15,484,818	2,036,691	(38,076)	4,010,163		(2,361,735)	3,647,043	11,837,775
Ending balance at Dec. 31, 2022		R$ 48,169,399	R$ 8,402,544	R$ (107,140)	R$ 2,319,928	R$ 567,546	R$ 9,470,289	R$ 20,653,167	R$ 27,516,232

[1]	The predecessor adjustments amount to the difference between the Cosan Limited balance as of February 28, 2021 and the Cosan S.A. balance subsequent to the Corporate Reorganization (see Note 2.2).